Significant Accounting Policies and Practices (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) [Line Items]
Uninsured cash balance	$ 0		$ 308,474
Total assets	968,331		700,268
Impairment charge of intangible assets	$ 0		$ 2,043,111	$ 688,127
Weighted average life of the intangible assets	9 years 9 months 21 days		8 years 21 days
Amortization expense	$ 8,024	$ 133,504	$ (876,459)	95,115
Impairment charge of intangible assets			$ 1,433,815
Management fee percentage	20.00%		20.00%
Revenue percentage	80.00%		80.00%
Contract occur percentage	100.00%		100.00%
Promotional discounts amount	$ 9.99		$ 9.99
Free trials amount	99		99
Deferred revenue	253,348			80,000
Bad debt expense				110,805
Allowance for doubtful accounts	600,951			186,147
Valuation allowance	320,282		25,388,679	19,467,900
Dividend yield
Marketable equity securities			0	0
Other expenses			11,742	0
Amortization expense			483,484	348,186
Impairment charge of goodwill			$ 1,433,815	1,035,795
Investment term			2 years
Weighted average maturity term			1 year
Impairment debt				62,733
Impairment of equity security			$ 50,000	102,096
impairment charge			2,043,011	688,127
Deferred revenue			299,409	234,159
Valuation allowance			399.058	0
Product obsolescence			399,058	$ 0
Deemed dividend	6,337,246
Conversion amount			2,000,000
Minimum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients	500		500
Fixed fees	10,000		10,000
Branded challenges	10,000		10,000
Branded articles	2,500		2,500
Total gross contract	$ 500		$ 500
Fixed fees percentage	20.00%		20.00%
Net revenue	$ 100		$ 100
Vesting period	1 year		1 year
Investment term				1 year
Maximum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients	$ 7,500		$ 7,500
Fixed fees	110,000		110,000
Branded challenges	25,000		25,000
Branded articles	10,000		10,000
Total gross contract	$ 100,000		$ 100,000
Fixed fees percentage	25.00%		25.00%
Net revenue	$ 25,000		$ 25,000
Vesting period	3 years		3 years
Investment term				3 years
Accounts Receivable and Allowances [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Bad debt expense	$ 75,874		$ 398,130
Allowance for doubtful accounts			585,077
Impairment charge [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
impairment charge			50,000	$ 487,365
Recently Adopted Accounting Guidance [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Deemed dividend			$ 3,187,906